Financial assets and liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash and cash equivalents	$ 102,914	$ 161,551	$ 62,960	$ 71,318
Borrowings	(119,235)	(121,894)
Lease liabilities	(8,099)	(6,263)
Warrant liability	(8,912)	(5,724)	$ (4,647)
Net Debt	(33,332)	27,670
Fixed interest rate
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ (127,334)	$ (128,157)